Federated Hermes Project and Trade Finance Tender Fund
Portfolio of Investments
June 30, 2022 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—80.5%
		Automotive—1.3%
$ 7,320,683	[2]	VINFAST Trading and Production LLC, 4.714% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 7/2/2021	$ 7,289,791	$ 7,311,858
		Banking—11.8%
8,000,000	[2]	Access Bank PLC, 2.945% (6-month USLIBOR +2.550%), 7/14/2022	7/13/2021	7,932,000	7,991,167
3,000,000		African Export-Import Bank, 2.947%, 9/23/2022	9/9/2021	3,000,000	2,996,746
7,500,000	[2]	Agrobank, 5.052% (6-month USLIBOR +3.500%), 10/14/2022	10/14/2021	7,500,000	7,472,874
470,588	[2]	Banco del Pacifico, 7.161% (3-month USLIBOR +5.750%), 5/15/2024	5/21/2019	470,588	470,200
9,000,000		Banco Santander Brasil SA, 1.705%, 1/23/2023	4/27/2022	9,000,000	9,010,125
EUR 7,800,000		Denizbank AS, 1.750%, 11/21/2022	5/4/2022	8,182,067	8,072,134
$ 10,000,000	[2]	National Bank of Egypt, 2.196% (3-month USLIBOR +1.200%), 9/30/2022	9/29/2021	10,000,000	9,973,640
EUR 6,000,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 3.649% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	7,167,284	6,167,469
$ 6,400,000		Uzbek Industrial and Construction Bank ATB, 4.750%, 7/13/2023	7/13/2021	6,400,000	6,174,006
EUR 8,500,000		Yapi ve Kredi Bankasi A.S., 1.750%, 11/10/2022	5/19/2022	8,903,323	8,799,830
		TOTAL			67,128,191
		Basic Industry - Forestry/Paper—0.1%
$ 375,000	[2]	Bahia Cellulose, 4.612% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	375,563	375,000
		Basic Industry - Metals/Mining Excluding Steel—5.6%
463,642	[2]	Central Asia Metals PLC, 4.051% (1-month USLIBOR+3.950%), 11/3/2022	8/2/2021	463,642	436,583
8,000,000	[2]	China Hongqiao Group Ltd., 4.811% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	8,000,000	7,932,571
5,500,000	[2]	Harmony Gold Mining Co. Ltd., 4.012% (3-month USLIBOR +3.050%), 6/8/2025	7/31/2018- 7/6/2021	5,514,597	5,500,000
10,000,000	[2]	PJSC Acron, 2.762% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	10,000,000	8,909,511
10,000,000	[2]	PJSC MMC Norilsk Nickel, 3.024% (SOFR +1.400%), 2/20/2025	11/30/2020- 10/22/2021	9,956,125	8,091,251
900,000		Tasiast Mauritanie Ltd. SA, 4.545%, 12/15/2027	10/15/2020	900,000	900,000
500,000	[2]	Uralkali PJSC, 4.655% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	497,500	340,762
		TOTAL			32,110,678
		Building & Development—0.8%
4,500,000	[2]	IHS Zambia Ltd., 6.044% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,494,250	4,340,858
		Capital Goods - Aerospace & Defense—0.0%
129,627	[2]	Gulf Air BSC, 4.862% (1-month USLIBOR +3.250%), 1/19/2023	3/27/2017	129,821	129,627
		Consumer Goods - Food - Wholesale—3.3%
2,485,714	[2]	Ghana Cocoa Board, 2.162% (1-month USLIBOR +1.100%), 8/31/2022	1/24/2022- 2/24/2022	2,485,714	2,469,068
343,750	[2]	Ghana Cocoa Board, 6.332% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020- 8/11/2021	343,750	326,053
5,750,000	[2]	International Beverage Tashkent, 5.483% (3-month USLIBOR +4.500%), 12/29/2026	12/28/2021- 3/8/2022	5,750,000	5,685,227
10,000,000		JBS SA, 2.100%, 9/23/2022	10/26/2021	10,000,000	9,961,959
500,000	[2]	Ulker Biskuvi Sanayi AS, 3.266% (6-month USLIBOR +3.100%), 4/20/2023	2/18/2021	500,750	475,064
894,737	[2,3,4,5]	Vicentin SAIC II, 7.044% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018- 2/21/2018	894,737	134,210
		TOTAL			19,051,581

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—7.4%
$ 8,000,000	[2]	Chrysaor E&P Finance Ltd., 4.146% (1-month USLIBOR +3.140%), 11/23/2027	8/2/2021	$ 7,976,000	$ 7,937,401
10,634,461	[2]	FPF005 PTE Ltd. Singapore, Inc., 3.606% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019- 6/16/2022	10,581,289	10,634,461
384,674		Prime Oil and Gas BV, 5.402%, 12/5/2024	9/17/2019	381,789	379,953
461,539	[2]	SOCAR Energy ’18, 2.562% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	459,462	461,538
5,000,000	[2]	SOCAR Energy, 4.114% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	4,957,500	4,719,107
4,590,726	[2]	Sonangol Finance Ltd., 4.707% (2-month USLIBOR +4.250%), 12/20/2023	6/16/2021	4,500,633	4,465,509
5,000,000	[2]	Sonangol Finance Ltd., 5.310% (1-month USLIBOR +5.250%), 9/30/2026	9/15/2021	4,950,000	4,733,219
3,333,333		State Oil Co. Of The Azer, 3.481%, 2/22/2024	5/4/2021	3,312,833	3,306,166
5,625,000	[2]	Yibal Export Pdo, 2.589% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019- 6/8/2021	5,622,104	5,625,000
		TOTAL			42,262,354
		Energy - Gas Distribution—1.9%
10,710,572		Venture Global Calcasieu Pass LLC, 3.999%, 8/19/2026	1/28/2021- 5/23/2022	10,695,572	10,710,572
		Energy - Integrated Energy—3.0%
9,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019- 9/24/2021	8,895,250	8,795,798
8,635,748	[2]	Staatsolie Maatschappij Suriname NV, 6.064% (0.50% Base rate + 2.5000%), 5/23/2025	6/30/2021	8,635,748	8,508,723
		TOTAL			17,304,521
		Energy - Oil Refining and Marketing—11.4%
487,500	[2]	Dangote, 7.304% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017	481,621	483,571
7,099,314		Pakistan, Government of, 2.702% - 5.459%, 9/23/2022	6/14/2021- 9/27/2021	7,499,999	7,069,994
7,500,000		Pakistan, Government of, 3.693%, 2/24/2023	11/9/2021- 2/28/2022	7,500,000	7,075,355
EUR 1,921,924		Societe Natio D Electr Du Sen 2021 Eur Term Loan, 3.916%, 10/5/2023	3/31/2022	2,126,128	1,915,735
$ 4,800,000	[2]	Trafigura Pte Ltd., 2.457% (1-month USLIBOR +2.000%), 12/9/2022	4/21/2022	4,800,000	4,816,434
8,500,000	[2]	Trafigura Pte Ltd., 2.468% (1-month USLIBOR +1.800%), 9/23/2022	12/16/2021	8,464,000	8,493,370
4,317,600	[2]	Trafigura Pte Ltd., 3.147% (1-month USLIBOR +2.750%), 3/14/2023	9/29/2021	4,317,600	4,317,600
8,431,291	[2]	Trafigura Pte Ltd., 3.394% (1-month USLIBOR +2.500%), 3/31/2025	3/16/2022	8,431,291	8,431,292
5,860,465	[2]	Trafigura Pte Ltd., 3.756% (3-month USLIBOR +2.750%), 12/30/2022	9/29/2021	5,860,465	5,846,179
5,184,924	[2]	Tupi Nordeste SARL, 3.829% (3-month USLIBOR +1.900%), 6/15/2023	12/28/2021	5,184,925	5,157,024
11,695,476	[2]	Yinson Bornia Production, 4.463% (3-month USLIBOR +3.250%), 8/11/2026	12/17/2021- 6/20/2022	11,695,476	11,695,476
		TOTAL			65,302,030
		Foreign Sovereign—16.9%
EUR 647,200	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	715,591	678,233
$ 4,000,200	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 7.745% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	4,040,202	4,027,391
EUR 4,800,000		Benin, Government of, 1.870%, 12/21/2026	12/21/2021	5,415,841	4,440,475
5,200,000	[2]	Benin, Government of, 4.300% (6-month EURIBOR +4.300%), 12/21/2026	12/23/2021	5,893,941	5,262,904
8,000,000		Burkina Faso, Government of, 3.300%, 1/22/2023	3/7/2022- 4/19/2022	8,691,641	8,052,872
9,980,861		Cote D’Ivoire, Government of, 2.900%, 12/7/2026	5/17/2022	10,524,316	10,031,828
10,000,000		Cote D’Ivoire, Government of, 3.000%, 11/20/2022	5/19/2022	10,590,999	10,403,023
5,444,600		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019- 8/25/2021	6,330,792	5,359,351
$ 7,492,161		Egypt, Government of, 2.475%, 3/13/2023	7/7/2021- 3/15/2022	7,492,161	7,486,430

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
$ 8,930,974		Egypt, Government of, 3.680%, 7/21/2023	11/26/2021- 6/26/2022	$ 8,930,974	$ 8,794,550
6,000,000	[2]	Energy Development Oman, 5.184% (3-month USLIBOR +2.950%), 8/14/2028	11/2/2021- 11/5/2021	5,969,544	6,000,000
EUR 3,500,000	[2]	Minister of Finance of Ukraine, 4.100% (3-month EURIBOR +4.100%), 9/15/2023	8/26/2021	4,114,075	2,954,055
10,000,000		Senegal, Government of, 2.800%, 4/15/2023	5/10/2022	10,508,163	10,308,860
2,000,000	[2]	Senegal, Government of, 4.350% (6-month EURIBOR +4.350%), 10/7/2026	2/23/2022	2,260,901	1,934,928
$ 437,500	[2]	Sharjah Govt., 1.843% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	435,313	437,500
EUR 10,000,000		Turkiye Ihracat Kredi Bankasi A.S., 1.450%, 11/17/2022	5/4/2022	10,497,254	10,334,023
		TOTAL			96,506,423
		Lease—3.1%
$ 9,125,005		AerCap Holdings NV, 2.456%, 12/31/2025	11/23/2021	9,127,336	8,910,137
9,000,000	[2]	Far East Horizon Ltd., 3.403% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	9,000,000	8,885,641
		TOTAL			17,795,778
		Metals & Mining—1.7%
10,000,000	[2]	Navoi Mining and Metallurgical Company, 5.855% (90-DAY AVERAGE SOFR +4.760%), 4/20/2027	5/18/2022	9,925,000	9,897,833
		Oil Field Services—1.3%
7,578,417	[2]	Sonasing Xikomba Ltd. (“Xikomfa”), Bermuda, Inc., 3.711% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022	7,578,417	7,193,481
		Supranational—3.9%
9,000,000	[2]	Africa Finance Corp., 1.896% (3-month USLIBOR +0.900%), 1/17/2025	3/11/2022	9,002,250	9,000,000
5,753,658		African Export-Import Bank (Afreximbank), 2.345%, 3/6/2023	3/10/2022	5,753,657	5,724,093
7,500,000		Eastern and Southern African Trade and Development Bank, 3.573% - 3.604%, 12/17/2022	12/16/2020- 8/4/2021	7,474,750	7,458,687
		TOTAL			22,182,780
		Telecommunications - Wireless—2.6%
8,953,846		IHS Towers NG Ltd., 4.576%, 9/18/2024	9/14/2021- 4/20/2022	8,920,096	8,790,857
EUR 6,000,000	[2]	PTI Iberica IV, Spanish, Inc., 3.250% (3-month EURIBOR +3.250%), 6/26/2028	9/28/2021	7,008,904	5,948,134
		TOTAL			14,738,991
		Transportation - Airlines—0.2%
$ 1,496,480		Avolon Aerospace, 2.817% - 3.138%, 3/31/2025	11/27/2019	1,520,759	1,392,019
		Transportation - Transport Infrastructure/Services—0.2%
411,538	[2]	Armenia International Airports CJSC, 5.761% (6-month USLIBOR +5.500%), 6/15/2024	12/28/2017	516,006	406,499
308,901	[2]	Asyaport, 4.767% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	308,901	308,900
169,740	[2]	Autopistas Urbanas SA (AUSA), 4.006% (3-month USLIBOR +3.500%), 11/15/2022	11/13/2017	167,194	169,009
		TOTAL			884,408
		Utility - Electric-Generation—4.0%
5,700,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 6.631% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	5,643,000	5,631,298
5,000,000	[2]	Karpower International B.V., 10.459% (6-month USLIBOR +8.500%), 11/16/2023	5/25/2022	5,000,000	4,997,748
7,000,000		Karpower International B.V., 6.860%, 3/22/2023	4/27/2022	7,000,000	6,999,931
3,603,139	[2]	Karpowership, 5.326% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020- 7/9/2021	3,572,947	3,591,356
466,576	[2]	SMN Barka Power Co. S.A.O.C., 1.258% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	429,250	453,578

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Utility - Electric-Generation—continued
$ 1,000,000	[2]	The Sharjah Electricity and Water Authority, 2.933% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/12/2021	$ 998,425	$ 1,000,000
		TOTAL			22,673,911
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $474,693,174)			459,292,894
		INVESTMENT COMPANY—17.7%
100,943,703		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[6] (IDENTIFIED COST $100,897,156)			100,883,137
		TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $575,590,330)			560,176,031
		OTHER ASSETS AND LIABILITIES - NET—1.8%[7]			10,106,938
		TOTAL NET ASSETS—100%			$570,282,969
At June 30, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
7/18/2022	State Street Bank & Trust Co.	14,636,720	EUR	$15,257,867	$(93,520)
9/16/2022	State Street Bank & Trust Co.	14,700,000	EUR	$15,381,974	$(102,836)
10/17/2022	State Street Bank & Trust Co.	14,700,000	EUR	$15,415,065	$(108,251)
11/25/2022	State Street Bank & Trust Co.	7,804,000	EUR	$8,438,832	$169,161
11/25/2022	Morgan Stanley	28,500,000	EUR	$30,332,915	$132,297
12/16/2022	State Street Bank & Trust Co.	10,000,000	EUR	$10,785,016	$168,479
3/15/2023	Barclays Bank PLC Wholesale	9,975,000	EUR	$10,829,898	$166,853
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$332,183
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $945,411 and $2,698,264, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2022	$24,856,836
Purchases at Cost	$190,258,247
Proceeds from Sales	$(114,213,242)
Change in Unrealized Appreciation/Depreciation	$(14,979)
Net Realized Gain/(Loss)	$(3,725)
Value as of 6/30/2022	$100,883,137
Shares Held as of 6/30/2022	100,943,703
Dividend Income	$224,727

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2022, these restricted securities amounted to $459,292,894, which represented 80.5% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Issuer in default.
5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$459,292,894	$459,292,894
Investment Company	100,883,137	—	—	100,883,137
TOTAL SECURITIES	$100,883,137	$—	$459,292,894	$560,176,031
Other Financial Instruments[1]
Assets	$—	$636,790	$—	$636,790
Liabilities	—	(304,607)	—	(304,607)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$332,183	$—	$332,183

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2022	$513,257,286
Accreted/amortized discount/premiums	330,775
Realized gain (loss)	(2,824,920)
Change in unrealized appreciation/depreciation	(4,417,242)
Purchases	147,491,299
(Sales)	(194,544,304)
Balance as of 6/30/2022	$459,292,894
Total change in unrealized appreciation/depreciation attributable to investments still held at 6/30/2022	$(6,530,614)

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate